Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	kr 66,671	kr 55,362
Denmark
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,492	46,705
USA
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	kr 44,744	kr 41,035